Valuation Accounts (Detail) - Accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 5,775	$ 31,844	$ 14,053
Additions Charged to Expense	2,697	477	21,166
Deductions Credited and Write-Offs	(4,390)	(26,546)	(3,375)
Balance at End of Year	$ 4,082	$ 5,775	$ 31,844